Leases - Maturities of operating lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 29, 2021
Leases [Abstract]
2023	€ 5,979
2024	3,646
2025	3,630
2026	3,560
2027	3,560
2028 and thereafter	37,080
Total lease payments	57,455
Less: imputed interest	(12,188)
Total operating lease liabilities	€ 45,267	€ 47,536	€ 36,400